400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 2059 Fax +1 415 618 1377 andrew.josef@blackrock.com

January 3, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares MSCI Russia Capped Index Fund, Inc. (the “Company”)
    Securities Act File No. 333-167296;
    Investment Company Act File No. 811-22421

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated January 1, 2012, do not differ from those contained in Post-Effective Amendment No. 3 to the Company’s Registration Statement on Form N-1A, filed electronically on December 20, 2011.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Yours truly,

/s/ Andrew Josef
Andrew Josef, Esq.

cc:  Benjamin J. Haskin, Esq.